UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Orrell Capital Management Inc.
Address: 1536 Holmes Street
         Building D
         Livermore, CA  94550

13F File Number:  028-12240

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gregory M. Orrell
Title:     President
Phone:     925-455-0802

Signature, Place, and Date of Signing:

  /s/  Gregory M. Orrell     Livermore, CA     February 07, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $128,052 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGNICO EAGLE MINES LTD         COM              008474108     9243   176200 SH       SOLE                   176200        0        0
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206     7745   246900 SH       SOLE                   246900        0        0
AURICO GOLD INC                COM              05155C105     1816   221250 SH       SOLE                   191250        0        0
AURIZON MINES LTD              COM              05155P106      870   250000 SH       SOLE                   250000        0        0
BARRICK GOLD CORP              COM              067901108     1299   112100 SH       SOLE                   112100        0        0
CLAUDE RES.                    COM              182873950      161   291200 SH       SOLE                   291200        0        0
ELDORADO GOLD CORP NEW         COM              284902103     7442   577800 SH       SOLE                   577800        0        0
FORTUNA SILVER MINES           COM              349915959      939   225000 SH       SOLE                   225000        0        0
FRANCO NEVADA CORP             COM              351858105     2477    43336 SH       SOLE                    43336        0        0
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106     4446   356000 SH       SOLE                   356000        0        0
GOLDCORP INC NEW               COM              380956409    19915   542650 SH       SOLE                   542650        0        0
HECLA MNG CO                   COM              422704106      292    50000 SH       SOLE                    50000        0        0
IAMGOLD CORP                   COM              450913108     6657   580400 SH       SOLE                   580400        0        0
KINROSS GOLD CORP              COM NO PAR       496902404      675    69400 SH       SOLE                    69400        0        0
MAG SILVER CORP                COM              55903Q104     2045   200000 SH       SOLE                   200000        0        0
NEW GOLD INC CDA               COM              644535106     2206   200000 SH       SOLE                   200000        0        0
NEWMONT MINING CORP            COM              651639106     6957   149800 SH       SOLE                   149800        0        0
PAN AMERICAN SILVER CORP       COM              697900108      468    25000 SH       SOLE                    25000        0        0
PRIMERO MNG CORP               COM              74164W106      647   100000 SH       SOLE                   100000        0        0
RANDGOLD RES LTD               ADR              752344309    14996   151100 SH       SOLE                   151100        0        0
ROYAL GOLD INC                 COM              780287108     4879    60000 SH       SOLE                    60000        0        0
SILVER WHEATON CORP            COM              828336107     8068   223800 SH       SOLE                   223800        0        0
SPDR GOLD TRUST                COM              863307104    13001    80300 SH       SOLE                    80300        0        0
YAMANA GOLD INC                COM              98462Y100    10808   628000 SH       SOLE                   628000        0        0